Schedule of Stock Option Activities (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options - Beginning balance		58,923		72,149		61,514
Weighted average exercise price, Beginning balance | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Remaining contractual life		10 months 17 days		1 year 7 months 17 days		2 years 1 month 28 days	2 years 11 months 23 days
Aggregated intrinsic value, Beginning balance | ¥
Number of Options - Granted						15,593
Weighted average exercise price, Granted | $ / shares					0.0001
Number of Options - Exercised		(36,623)		(8,729)		(4,632)
Number of Options - Exercised		36,623		8,729		4,632
Weighted average exercise price, Exercised | $ / shares					0.0001
Number of Options - Forfeited		(767)		(4,497)		(326)
Number of Options - Forfeited		767		4,497		326
Weighted average exercise price, Forfeited | $ / shares					0.0001
Number of Options - Ending balance		21,533		58,923		72,149	61,514
Weighted average exercise price - Options, Exercisable | $ / shares	0.0001		0.0001		0.0001
Number of Options - Exercisable
Weighted average exercise price - Options, Exercisable | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Aggregated intrinsic value, Option exercisable | ¥
Number of Options - Exercisable		16,310		45,361		37,674
Aggregated intrinsic value, Option exercisable | ¥		¥ 6,649		¥ 4,369		¥ 3,629
Aggregated intrinsic value, Beginning balance | ¥		¥ 8,778		¥ 5,676		¥ 6,950	¥ 13,452
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options - Beginning balance		58,060		71,286		60,651
Number of Options - Granted						15,593
Number of Options - Exercised		(36,623)		(8,729)		(4,632)
Number of Options - Exercised		36,623		8,729		4,632
Number of Options - Forfeited		(767)		(4,497)		(326)
Number of Options - Forfeited		767		4,497		326
Number of Options - Ending balance		20,670		58,060		71,286	60,651
Number of Options - Exercisable
Number of Options - Exercisable		15,447		44,498		36,811
Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options - Beginning balance		863		863		863
Number of Options - Granted
Number of Options - Exercised
Number of Options - Exercised
Number of Options - Forfeited
Number of Options - Forfeited
Number of Options - Ending balance		863		863		863	863
Number of Options - Exercisable
Number of Options - Exercisable		863		863		863